Plan Description	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following summary description of the Kemper Corporation 401(k) Retirement Plan (the “Plan”) is for general information only. A more detailed description of the Plan provisions is found in the formal Plan document and in summary materials distributed to Plan participants.
The Plan is a defined contribution plan that is available to employees of Kemper Corporation, the plan sponsor, (“Kemper” or the “Company”) and its subsidiaries that have adopted the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, (“ERISA”) and consists of both a 401(k) feature and a safe harbor matching contribution feature.
The Plan automatically enrolls all newly eligible participants, excluding agents, beginning on the first day of the month following the employee’s first full month of employment. They are enrolled into pre-tax contributions at 6% of their compensation. All participants are subject to a provision permitting all such employees to opt out of automatic enrollment.
Subject to Internal Revenue Code (the “Code”) limitations, participants are allowed to defer and contribute between 1% and 60% of their compensation to the Plan. Employees are also permitted to make rollover contributions from tax-qualified plans. Participant contributions, including rollover contributions, and earnings thereon are 100% vested. The Plan allows participants to make Roth contributions. Roth contributions allow participants to make after-tax contributions to the Plan through payroll deductions.
Pursuant to the safe harbor matching provisions under Section 401(k)(12) of the Code, Kemper provides a safe harbor matching contribution of 100% of the first 4% of compensation contributed and 50% of the next 2% of compensation contributed each pay period by the participant (“Safe Harbor Matching Contributions”). Participants are immediately 100% vested in Safe Harbor Matching Contributions.
Effective April 3, 2023, the Plan was amended in accordance with the Setting Every Community Up for Retirement Enhancement Act 2.0 (the “SECURE 2.0 Act”) to change the required beginning date to the April 1 following the calendar year in which the participant retires or attains the Required Retirement Age, whichever is later. The Required Retirement Age has been increased to age 72 for participants born after June 30, 1949 and prior to January 1, 1951 and to age 73 for participants born after December 31, 1950 per the SECURE 2.0 Act. In addition, the Plan was amended to incorporate the waiver of 2020 required minimum distributions.
Effective January 1, 2025, the Plan was amended to provide for increased catch-up contributions for participants ages 60 to 63.
Participant Accounts
An individual account is maintained by the Plan’s record keeper for each participant and updated with contributions, actual investment income or loss and withdrawals. Under the 401(k) feature of the Plan, each participant may suspend, resume, or change his or her rate of contribution at any time. If certain criteria are met, participants may withdraw all or a portion of their vested account balances, subject to certain restrictions. In addition, participants may borrow from their accounts, subject to certain limitations, at prevailing interest rates as determined by the Plan administrator, Kemper. Principal Trust Company serves as the Plan’s record keeper and trustee.
Forfeited nonvested accounts are used to reduce employer contributions. Forfeited nonvested accounts related to employer contributions made, or due, prior to January 1, 2019 under prior Plan provisions were $161 thousand and $76 thousand at December 31, 2025 and 2024, respectively. There were no forfeitures used to reduce employer contributions in 2025. Forfeitures used to reduce employer contributions were $237 thousand in 2024.
Although the Company has not expressed any intent to terminate the Plan or to discontinue contributions, it is free to do so at any time, subject to the provisions set forth in ERISA. Should the Plan be terminated at some future date, all participants become 100% vested in benefits earned as of the Plan termination date.